Income Tax - Components of Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components Of Income Tax Expense Benefit [Line Items]
Current	$ 1,652	$ 2,297	$ 1,340
Deferred	(1,027)	(1,516)	330
Income tax expense	$ 625	$ 781	$ 1,670